Segment information: (Details Textual)	Dec. 31, 2017	Oct. 19, 2017	Apr. 30, 2017
Aerostar Airport Holdings, LLC [Member] | Aeropuerto de Cancún, S. A. de C. V. [Member]
Percentage of voting equity interests acquired	60.00%		50.00%
Airplan [Member]
Percentage of voting equity interests acquired		92.42%